Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Miscellaneous current assets [abstract]
Air	$ 313,345	$ 202,837
Operating, product and administration costs	76,952	59,198
Commissions	64,138	49,371
Credit card fees	45,270	39,985
Forward foreign currency contracts	43,308
Debt transaction costs	19,784	14,419
Advertising	15,148	10,623
Cash deposits	10,777	10,456
Other	4,398	9,487
Total	$ 593,120	$ 396,376